Annual Total Returns - Fidelity® Series Stock Selector Large Cap Value Fund [BarChart] - 01.31 Fidelity Series Stock Selector Large Cap Value Fund Series PRO-10 - Fidelity® Series Stock Selector Large Cap Value Fund
Apr. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 06, 2012
Fidelity Series Stock Selector Large Cap Value Fund-Default
Bar Chart Table:
Annual Return 2013	31.77%
Annual Return 2014	13.99%
Annual Return 2015	(5.81%)
Annual Return 2016	16.84%
Annual Return 2017	12.39%
Annual Return 2018	(8.93%)
Annual Return 2019	25.58%
Annual Return 2020	4.39%